Expense Example, No Redemption - FT Vest U.S. Equity Max Buffer ETF - August - FT Vest U.S. Equity Max Buffer ETF - August	Aug. 16, 2024 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 87
Expense Example, No Redemption, 3 Years	$ 271